Principal Accounting Policies and Related Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule Of Related Party Transactions	The aggregate costs allocated for these functions to Livent are included in “Corporate allocations” within the consolidated and combined statements of operations and are shown in detail within the following table.

Year Ended December 31,
(in Millions)	2018 (5)
Livent shared service costs (1)	$4.6
FMC Corporate shared service costs allocated to Livent (2)	1.9
Stock compensation expense (3)	2.7
FMC Corporate expense allocation (4)	6.5
Total Corporate allocations	$15.7
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1.Represents Livent’s portion of shared service costs historically allocated to Livent through the October 15, 2018 Separation Date. Does not include $6.4 million of shared service costs historically allocated to and recorded within “Cost of sales” on the consolidated and combined statements of operations.
2.Amounts represent the FMC's Corporate shared service cost allocated to Livent.
3.Stock compensation expense represents the allocation of the FMC’s Corporate stock compensation expense and the costs specifically identifiable to Livent employees. These amounts exclude the previously allocated portion included within Livent's shared service costs of $0.6 million.
4.Represents the additional costs of the centralized functions of FMC allocated to Livent.
5.Includes Corporate allocations through the Separation Date. Expenses were not allocated to Livent from FMC subsequent to the Separation Date. Costs incurred under the TSA subsequent to the Separation Date are direct charges to our consolidated and combined statements of operations.

Schedule Of Property, Plant And Equipment	The major classifications of property, equipment and software, including their respective expected useful lives, consisted of the following:

Asset type	Useful Life
Land	—
Land improvements	20 years
Buildings	20-40 years
Machinery and Equipment	3-18 years
Software	3-10 years
Property, plant and equipment consisted of the following:

	December 31,
(in Millions)	2020	2019
Land and land improvements	$85.8	$85.2
Buildings	83.0	68.3
Machinery and equipment	314.9	274.1
Construction in progress	284.0	243.4
Total cost	$767.7	$671.0
Accumulated depreciation	(222.4)	(202.2)
Property, plant and equipment, net	$545.3	$468.8